Subsequent Events (Details) - USD ($)		12 Months Ended
	Jan. 10, 2024	Dec. 31, 2024	Jan. 16, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Shares of common stock (in Shares)				5,193,750	5,193,750
Subsequent Event [Member]
Subsequent Events [Line Items]
Working Capital	$ 1,500,000
Price per share (in Dollars per share)	$ 2.22
Shares of common stock (in Shares)			2,500,000
Closing of business combination, Price per share (in Dollars per share)			$ 2
Total funded amount	$ 5,000,000
Forecast [Member]
Subsequent Events [Line Items]
Revenue		$ 11,864,000